SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
2.          SEGMENT INFORMATION

AASB 8 Operating Segments requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance.

The Consolidated Entity operates in one segment, being exploration and development of minerals and metals in the United States.